Thai Floods (Tables)	12 Months Ended
Mar. 31, 2015
Extraordinary and Unusual Items [Abstract]
Summary of Insurance Recoveries

Insurance recoveries were recognized as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Insurance recoveries for fixed assets, inventories and additional expenses	25,284	624	—
Insurance recoveries for business interruption	28,032	11,452	6,387

	53,316	12,076	6,387